Summary of Significant Accounting Policies (Details) - Schedule of Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Numerator:
Net income (loss)	$ 1,762,466
Gain on change in fair value of derivatives	(2,871,910)
Interest on convertible debt	760,663
Net loss – diluted	$ (348,781)
Denominator:
Weighted average common shares outstanding (in Shares) | shares	210,477,658
Effect of dilutive shares (in Shares) | shares	163,912,328
Diluted (in Shares) | shares	374,389,986
Net income (loss) per common share:
Basic (in Dollars per share) | $ / shares	$ 0.01
Diluted (in Dollars per share) | $ / shares	$ 0